Restructuring Provision (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Restructuring Provision

	June 30, 2022	June 30, 2021
	$	$
Opening balance	—	557
Additions	$3,131	1,011
Payments	$(1,946)	(1,568)
Ending balance	1,185	—